Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income		$ 75,234	$ 61,519	$ 52,452
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		4,101	4,219	4,040
Amortization of right-of-use asset		6,452	6,383	6,138
Net gain on sale of other real estate owned		(122)	(216)	(347)
Writedown of other real estate owned		68	121	120
(Credit) Provision for credit losses		(341)	(5,450)	5,600
Deferred tax expense (benefit)		4,114	(238)	(1,067)
Net amortization of securities		2,266	3,955	3,883
Stock based compensation expense		0	0	15
Net gain on sale of bank premises and equipment		(315)	0	0
Net gain on securities transactions	[1]	0	0	(1,155)
Decrease (Increase) in taxes receivable		4,906	(148)	(1,243)
(Increase) Decrease in interest receivable		(2,393)	932	884
Increase (Decrease) in interest payable		439	(311)	(985)
Increase in other assets		(8,432)	(10,247)	(2,625)
Decrease in operating lease liabilities		(6,829)	(6,652)	(6,317)
(Decrease) Increase in accrued expenses and other liabilities		(522)	1,498	2,764
Total adjustments		3,392	(6,154)	9,705
Net cash provided by operating activities		78,626	55,365	62,157
Cash flows from investing activities:
Proceeds from sales, paydowns and calls of securities available for sale		68,954	148,609	276,843
Purchases of securities available for sale		(203,516)	(139,962)	(145,339)
Proceeds from maturities of securities available for sale		15,057	9,162	10,007
Proceeds from calls and maturities of held to maturity securities		2,142	3,780	4,627
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock		(193)	(98)	(380)
Proceeds from redemptions of Federal Reserve Bank stock		0	0	4,057
Net increase in loans		(296,343)	(194,677)	(183,320)
Proceeds from dispositions of other real estate owned		588	764	1,989
Proceeds from dispositions of bank premises and equipment		470	6	0
Purchases of bank premises and equipment		(3,785)	(2,840)	(3,830)
Net cash used in investing activities		(416,626)	(175,256)	(35,346)
Cash flows from financing activities:
Net (decrease) increase in deposits		(75,319)	230,936	587,177
Net change in short-term borrowings		(121,986)	29,931	66,089
Proceeds from exercise of stock options and related tax benefits		429	260	0
Cash used to settle fractional shares in the Reverse Stock Split		0	(200)	0
Purchases of treasury stock		(7,004)	(2,386)	(3,493)
Dividends paid		(26,991)	(26,279)	(26,331)
Net cash (used in) provided by financing activities		(230,871)	232,262	623,442
Net (decrease) increase in cash and cash equivalents		(568,871)	112,371	650,253
Cash and cash equivalents at beginning of period		1,219,470	1,107,099	456,846
Cash and cash equivalents at end of period		650,599	1,219,470	1,107,099
Cash paid during the year for:
Interest paid		6,028	7,885	25,693
Income taxes paid		19,459	20,493	18,185
Non cash investing and financing activities:
Transfer of loans to real estate owned		2,233	490	724
Change in dividends payable		(2)	158	214
Change in unrealized (loss) gain on securities available for sale - gross of deferred taxes		(43,513)	(9,715)	9,320
Change in deferred tax effect on unrealized (gain) loss on securities available for sale, net of reclassification adjustment		11,268	2,503	(2,420)
Amortization of net actuarial gain and prior service credit on pension and post retirement plans, gross of deferred taxes		(1,321)	(269)	(904)
Change in deferred tax effect of amortization of net actuarial gain and prior service credit on pension and post retirement plans		343	70	235
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes		(8,266)	10,297	1,681
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)		$ 2,148	$ (2,675)	$ (437)

[1]	Not within the scope of ASC 606.